Expenses - Schedule of detailed information about expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance costs:
Interest expense and fees	$ 9,308	$ 1,379
Interest on lease liabilities	52	84
Accretion	270	183
Loss allowance for trade receivables	0	(58)
Finance costs	9,630	1,588
Operating costs:
Direct mine and production costs	103,545	94,521
Conversion costs	7,319	8,070
Product acquisition costs	15,354	24,426
Royalties	9,162	10,371
Distribution costs	8,540	9,169
Inventory write-down	4,068	2,304
Depreciation and amortization	26,048	20,882
Iron ore costs	722	659
Insurance proceeds	0	(683)
Operating costs	174,758	169,719
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	14,962	12,039
Share-based payments	(362)	2,372
Employee compensation	14,600	14,411
Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$ 29,250	$ 23,278